Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data		Total	Common shares [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Accumulated other comprehensive income [Member]	Statutory reserve [Member]	Retained earnings [Member]	Total New Oriental Education & Technology Group Inc. shareholders equity [Member]	Noncontrolling interest [Member]
Beginning Balance at May. 31, 2010		$ 427,578	$ 1,518	$ 164,975		$ 23,312	$ 13,007	$ 224,755	$ 427,567	$ 11
Beginning Balance, shares at May. 31, 2010			155,379,387
Common shares converted to ADS shares for future exercises of share options or non-vested equity shares			3,000,000
Issuance of ADS shares for the exercises of employee share options		6,587	13	6,574					6,587
The vesting of non-vested equity shares			9	(9)
Share-based compensation expense		15,045		15,045					15,045
Transfer to statutory reserves							3,097	(3,097)
Noncontrolling interest of Mingshitang		224								224
Net income		101,539						101,774	101,774	(235)
Foreign currency translation adjustment		23,250				23,250			23,250
Ending Balance at May. 31, 2011		574,223	1,540	186,585		46,562	16,104	323,432	574,223
Ending Balance, shares at May. 31, 2011			158,379,387
Issuance of ADS shares for the exercises of employee share options		790	2	788					790
The vesting of non-vested equity shares			13	(13)
Share-based compensation expense		24,125		24,125					24,125
Transfer to statutory reserves							69,149	(69,149)
Dividend declared / Profit appropriation	[1]	(50,000)		(50,000)					(50,000)
Net income		132,688						132,688	132,688
Foreign currency translation adjustment		8,576				8,576			8,576
Ending Balance at May. 31, 2012		690,402	1,555	161,485		55,138	85,253	386,971	690,402
Ending Balance, shares at May. 31, 2012		158,379,387	158,379,387
Issuance of ADS shares for the exercises of employee share options		5,733	7	5,726					5,733
The vesting of non-vested equity shares			11	(11)
Share-based compensation expense		27,242		27,242					27,242
Transfer to statutory reserves							22,470	(22,470)
Dividend declared / Profit appropriation	[1]	3,010		3,010					3,010
Share repurchase	[2]	(33,133)		(33,116)	(17)				(33,133)
Share repurchase, shares	[2]		(1,683,400)
Net income		136,269						136,269	136,269
Foreign currency translation adjustment		27,729				27,729			27,729
Ending Balance at May. 31, 2013		$ 857,252	$ 1,573	$ 164,336	$ (17)	$ 82,867	$ 107,723	$ 500,770	$ 857,252
Ending Balance, shares at May. 31, 2013		156,695,987	156,695,987

[1]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000. The actual dividend amount of US$46,990 was paid on September 29, 2012 to shareholders of record at the close of business on August 31, 2012
[2]	On April 23, 2013, the Company's board of directors authorized the repurchase of up to US$50,000 of the Company's shares during the period from April 29, 2013, through July 31, 2013 to facilitate the future vesting of options or non-vested equity shares.